UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               May 01, 2007
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       817959
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Aaron Rents		COM	2535201		22434	848480	SOLE
Allied Capital		COM	01903q108	46712	1621395	SOLE
American States Water	COM	29899101	10202	276704	SOLE
Aqua America		COM	03836W103	2290	102000	SOLE
Atmos Energy		COM	49560105	35391	1131410	SOLE
D R Horton		COM	23331A109	1991	90500	SOLE
Entertainment PropertiesCOM	29380t105	53763	892325	SOLE
Equity Inns 		COM	294703103	42788	2612225	SOLE
Family Dollar Store	COM	307000109	37303	1259390	SOLE
GATX			COM	361448103	45748	957065	SOLE
HRPT Properties		COM	40426w101	43337	3523371	SOLE
Health Care REIT	COM	42217k106	37327	850280	SOLE
Heartland Express	COM	422347104	8640	544050	SOLE
IndyMac Bancorp		COM	456607100	46094	1438205	SOLE
O'Reilly Automotive	COM	686091109	2391	72250	SOLE
Pacific Capital Bancorp	COM	69404p101	47490	1478532	SOLE
Pentair			COM	709631105	46686	1498270	SOLE
Plum Creek Timber	COM	729251108	10246	259916	SOLE
Realty Income 		COM	756109104	33349	1182575	SOLE
Sonic 			COM	835451105	42886	1924875	SOLE
Sonoco 			COM	835495102	47044	1251839	SOLE
Standard Pacific 	COM	85375C101	23731	1137080	SOLE
Total System Services	COM	891906109	2438	76550	SOLE
Trustmark 		COM	898402102	43953	1567525	SOLE
United Dominion Realty	COM	902653104	14705	480250	SOLE
Washington REIT		COM	939653101	18033	481900	SOLE
iStar Financial		COM	45031u101	50987	1088765	SOLE